DERIVATIVE INSTRUMENTS - BROKER MARGIN DEPOSITS (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Natural Gas Distribution
Derivative [Line Items]
Broker margin - Current assets	$ 13,525	$ 1,982
Energy Services
Derivative [Line Items]
Broker margin - Current assets	$ 55,919	$ 71,741